TAXES ON INCOME (Significant Components of Deferred Tax Liabilities and Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Carryforward tax losses	$ 4,743	$ 5,626
Deferred revenues	6,350	6,598
Temporary differences	5,093	5,216
Unrealized losses on marketable securities	331	132
Deferred tax assets before valuation allowance	16,517	17,572
Valuation allowance	(3,247)	(3,577)
Net deferred tax asset	13,270	13,995
Intangible assets, including goodwill	(4,047)	(4,536)
Depreciable assets	(1,780)	(2,008)
Deferred tax liability	(5,827)	(6,544)
Net deferred tax assets	$ 7,443	$ 7,451